CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Other comprehensive loss, tax	¥ 0	¥ 0	¥ 0
Foreign currency translation difference, tax	¥ 0	¥ 0	¥ 0
Stock split		500